Share capital, dividends and earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Movement in the shares
The following table shows the movement in the shares:

(shares in millions)(1)	Common stock shares outstanding	Treasury stock shares	Total shares
January 1, 2021	489.2	10.5	499.7
Settlement of equity-based awards	0.9	(0.9)	—
December 31, 2021	490.1	9.6	499.7
Settlement of equity-based awards	1.7	(1.7)	—
December 31, 2022	491.8	7.9	499.7
Settlement of equity-based awards	1.5	(1.5)	—
December 31, 2023	493.2	6.4	499.7
(1)Totals may not sum due to rounding.